UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	3/31/2011



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

 Mena Bielow-McAfee,       Lawrenceville, NJ          April 15, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:           35
                                                  -----------------------

Form 13F Information Table Value Total:            $144,999 (x1000)
                                                  -----------------------


List of Other Included Managers:


                           Name of Reporting Manager
                           Form 13F Information Table

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FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                               TITLE OF              VALUE   SHRS OR SH/ PUT/     INVESTMENT   OTHER         VOTING   AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X$1000) PRN AMT PRN CALL     DISCRETION   MANAGERS        SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
DJ-UBS COMMODITY INDEX ETN        A     06738C778    10818     210679SH          SOLE        NONE           210679
iSHARES MSCI EAFE                 A     464287465      405       6737SH          SOLE        NONE             6737
iSHARES MSCI EMERGING MKTS        A     464287234    10549     216748SH          SOLE        NONE           216748
iSHARES MSCI EX US                A     464288240      335       7364SH          SOLE        NONE             7364
iSHARES MSCI JAPAN                A     464286848        1        100SH          SOLE        NONE              100
iSHARES S&P MID VALUE             A     464287705    17318     200904SH          SOLE        NONE           200904
iSHARES S&P SM VALUE              A     464287879       43        567SH          SOLE        NONE              567
iSHARES TR 1-3 YR TREAS INDEX FD  A     464287457       19        229SH          SOLE        NONE              229
iSHARES TR BARCLAYS TIPS          A     464287176        8         77SH          SOLE        NONE               77
iSHARES TR DJ US FINL             A     464287788        1         20SH          SOLE        NONE               20
iSHARES TR LEHMAN BD FD           A     464287226     1359      12923SH          SOLE        NONE            12923
iSHARES TR S&P SMALLCAP           A     464287804       10        139SH          SOLE        NONE              139
MSCI EAF SMALL CAP INDEX ETF      A     464288273        4         89SH          SOLE        NONE               89
PIMCO ENHANCED SHORT MAT          A     72201R833     9704      96143SH          SOLE        NONE            96143
RUSSELL 1000 iSHARES              A     464287622      465       6288SH          SOLE        NONE             6288
RUSSELL 2000 GROWTH iSHARES       A     464287648        1         10SH          SOLE        NONE               10
RUSSELL 2000 iSHARES              A     464287655       75        890SH          SOLE        NONE              890
RUSSELL 2000 VALUE iSHARES        A     464287630       31        413SH          SOLE        NONE              413
RUSSELL 3000 iSHARES              A     464287689    88996    1122837SH          SOLE        NONE          1122837
RUSSELL MIDCAP VALUE iSHARES      A     464287473      375       7780SH          SOLE        NONE             7780
S&P 500 iSHARES                   A     464287200      171       1285SH          SOLE        NONE             1285
SCHWAB INTL EQUITY ETF            A     808524805       52       1795SH          SOLE        NONE             1795
SCHWAB US BROAD MKT ETF           A     808524102      197       6129SH          SOLE        NONE             6129
SPDR TRUST UNIT SR                A     78462F103       28        209SH          SOLE        NONE              209
VANGUARD IDX FDS GROWTH           A     922908736        0          6SH          SOLE        NONE                6
VANGUARD IDX FDS VALUE            A     922908744        3         44SH          SOLE        NONE               44
VANGUARD TOTAL BOND MKT           A     921937835     1257      15707SH          SOLE        NONE            15707
vANGUARD TOTAL STOCK MKT IDX      A     922908769     2775      40384SH          SOLE        NONE            40384

TOTAL                                              $144,999(x1000)
